Subsequent Events (Details) $ in Millions									6 Months Ended
	Jul. 26, 2023 USD ($)	Jul. 26, 2023 CAD ($)	Jul. 06, 2023	Jul. 05, 2023 USD ($)	Jul. 05, 2023 CAD ($)	Jun. 08, 2023 USD ($)	Apr. 14, 2023 USD ($)	Feb. 22, 2023 USD ($)	Jun. 30, 2023	Jul. 01, 2023 USD ($)	Feb. 21, 2019 USD ($)	Feb. 21, 2019 CAD ($)
Royalty on Pascua-Lama Mine - Chile [Member]
Subsequent events
Purchase price										$ 75,000,000.0
Marathon Gold Corporation, Valentine Gold Project Acquisition
Subsequent events
Purchase price						$ 45,000,000.0					$ 13,700,000	$ 18.0
Option to buy back of NSR (as a percent)								0.50%
Percentage of NSR						1.50%		2.00%	3.00%
Share subscription				$ 3,800,000	$ 5.0
Royalty on Kerr-Addison Property and Share Subscription with Gold Candle Ltd. - Ontario, Canada [Member]
Subsequent events
Purchase price	$ 1.10						$ 10,000,000.0
Percentage of NSR	1.00%	1.00%					1.00%
Share subscription	$ 4,600,000	$ 6.0
Major Acquisitions | Gold Royalties Interest Acquisition, Rebecca Gold Project
Subsequent events
Purchase price								$ 15,600,000
Percentage of NSR								1.50%
Major Acquisitions | Royalty on Pascua-Lama Mine - Chile [Member]
Subsequent events
Purchase price										$ 75,000,000.0
Major Acquisitions | Marathon Gold Corporation, Valentine Gold Project Acquisition
Subsequent events
Purchase price								$ 7,000,000.0
Option to buy back of NSR (as a percent)								0.50%
Percentage of NSR			1.50%					2.00%
Share subscription				$ 3,800,000	$ 5.0
Major Acquisitions | Royalty on Kerr-Addison Property and Share Subscription with Gold Candle Ltd. - Ontario, Canada [Member]
Subsequent events
Share subscription	$ 4,600,000	$ 6.0